Compensation Plans - Equity Compensation Plan (Details) - $ / shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Restricted stock units (RSUs) | Dividend equivalents
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend equivalents declared on restricted stock units (in shares)	445,000	484,000	1,298,000
Grants, weighted average grant date fair value (in dollars per share)	$ 30.03	$ 15.73	$ 18.15
Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for grant (in shares)	12,000,000
Stock available for grant (in shares)	9,105,938